Term loan facility (Narrative) (Details) - USD ($)		12 Months Ended
	Jan. 12, 2026	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [Line Items]
Debt service coverage ratio		1.25
Term loan facility		$ 1,628,858	$ 0
Term loan facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	$ 2,000,000
Borrowings, interest rate		7.25%
Borrowings, adjustment to interest rate basis		1.35%
Term loan facility		$ 1,628,858
Revolving demand line of credit facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	3,000,000
Director one [Member]
Disclosure of detailed information about borrowings [Line Items]
Fair value of warrants granted	500,000
Director two [Member]
Disclosure of detailed information about borrowings [Line Items]
Value of bonus shares for providing loan guarantees	$ 500,000